Eldridge BBB-B CLO ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 90.8% (a)(b)	Par	Value
Bermuda - 0.6%
Rad CLO, Series 2024-25A, Class D2, 8.13% (3 mo. Term SOFR + 4.45%), 07/20/2037	$ 1,500,000	$ 1,501,816
RR Ltd., Series 2022-20A, Class DR, 8.17% (3 mo. Term SOFR + 4.50%), 07/15/2037	2,500,000	2,450,143
		3,951,959

Cayman Islands – 79.3% (c)
AGL CLO Ltd.
Series 2021-10A, Class D1R2, 6.22% (3 mo. Term SOFR + 2.55%), 04/15/2039	5,000,000	4,984,715
Series 2021-10A, Class ER2, 9.17% (3 mo. Term SOFR + 5.50%), 04/15/2039	4,000,000	4,010,248
Series 2022-17A, Class DR, 6.12% (3 mo. Term SOFR + 2.45%), 01/21/2035	1,500,000	1,444,485
Series 2023-25A, Class D1R, 6.57% (3 mo. Term SOFR + 2.90%), 07/21/2038	4,000,000	4,004,248
Aimco CLO
Series 2021-14A, Class E1R, 8.48% (3 mo. Term SOFR + 4.80%), 10/20/2038	2,000,000	2,004,578
Series 2021-16A, Class ER, 9.28% (3 mo. Term SOFR + 5.60%), 07/17/2037	3,500,000	3,513,030
Series 2024-22A, Class D1R, 6.13% (3 mo. Term SOFR + 2.50%), 04/19/2039	2,000,000	2,002,208
Apidos CLO, Series 2021-37A, Class D, 6.98% (3 mo. Term SOFR + 3.31%), 10/22/2034	2,000,000	2,003,936
ARES CLO
Series 2013-2A, Class DR3, 6.67% (3 mo. Term SOFR + 3.00%), 10/28/2034	3,000,000	3,002,988
Series 2016-39A, Class ER3, 10.43% (3 mo. Term SOFR + 6.75%), 07/18/2037	5,000,000	4,944,040
Series 2016-41A, Class DR3, 6.41% (3 mo. Term SOFR + 2.80%), 04/15/2039	5,000,000	5,008,805
Series 2016-41A, Class ER3, 9.61% (3 mo. Term SOFR + 6.00%), 04/15/2039	3,000,000	2,986,929
Series 2019-54A, Class D1R2, 6.57% (3 mo. Term SOFR + 2.90%), 07/15/2038	5,000,000	5,026,625
Series 2022-63A, Class D1R, 6.67% (3 mo. Term SOFR + 3.00%), 10/15/2038	5,000,000	4,992,685
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039	4,000,000	3,898,064
Series 2022-ALF2A, Class D1R2, 6.53% (3 mo. Term SOFR + 2.85%), 10/20/2038	5,000,000	4,965,690
Babson CLO Ltd.
Series 2019-2A, Class D1RR, 6.57% (3 mo. Term SOFR + 2.90%), 01/15/2038	7,500,000	7,500,240
Series 2019-3A, Class D1RR, 6.53% (3 mo. Term SOFR + 2.85%), 01/20/2036	1,000,000	988,318
Series 2020-1A, Class ER2, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2038	2,000,000	1,879,696
Bain Capital Credit CLO
Series 2017-2A, Class ER3, 11.01% (3 mo. Term SOFR + 7.34%), 07/25/2037	4,000,000	3,790,444
Series 2019-1A, Class DR3, 6.38% (3 mo. Term SOFR + 2.70%), 04/19/2034	6,000,000	5,998,188
Series 2019-3A, Class DRR, 6.47% (3 mo. Term SOFR + 2.80%), 10/21/2034	5,000,000	4,965,745
Series 2026-3A, Class D1, 0.00% (3 mo. Term SOFR + 2.65%), 07/24/2039	5,000,000	5,009,825
Ballyrock CLO Ltd.
Series 2021-18A, Class C1R, 6.52% (3 mo. Term SOFR + 2.85%), 04/15/2038	4,100,000	4,078,299
Series 2021-1A, Class ER, 8.92% (3 mo. Term SOFR + 5.25%), 01/15/2038	5,000,000	4,770,670
Series 2023-25A, Class C1R, 6.27% (3 mo. Term SOFR + 2.60%), 01/25/2038	3,000,000	2,976,621
Series 2024-22AR, Class C1R, 6.38% (3 mo. Term SOFR + 2.75%), 07/15/2039	6,000,000	6,004,500
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class D1R, 6.93% (3 mo. Term SOFR + 3.25%), 10/20/2037	1,750,000	1,753,106
Series 2020-20A, Class D1RR, 6.37% (3 mo. Term SOFR + 2.70%), 10/15/2038	1,500,000	1,506,115
Series 2021-23A, Class D1RR, 6.34% (3 mo. Term SOFR + 2.70%), 04/25/2039	4,500,000	4,516,875
Series 2022-26A, Class D1R, 6.68% (3 mo. Term SOFR + 3.00%), 07/20/2037	8,250,000	8,265,139
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 6.88% (3 mo. Term SOFR + 3.21%), 10/15/2036	5,000,000	4,858,545
Birch Grove CLO
Series 2021-2A, Class ER, 10.43% (3 mo. Term SOFR + 6.75%), 10/19/2037	2,000,000	1,979,092
Series 2022-4A, Class D1R, 6.87% (3 mo. Term SOFR + 3.20%), 07/15/2037	1,700,000	1,701,960
Carlyle Global Market Strategies
Series 2017-3A, Class ER2, 11.17% (3 mo. Term SOFR + 7.50%), 10/21/2037	7,325,000	7,355,282
Series 2021-10A, Class D1R, 6.53% (3 mo. Term SOFR + 2.85%), 01/20/2038	6,000,000	5,924,178
Series 2021-11A, Class D1R, 6.72% (3 mo. Term SOFR + 3.05%), 07/25/2037	2,500,000	2,502,540
Series 2021-2A, Class ER, 8.58% (3 mo. Term SOFR + 4.90%), 04/20/2038	2,750,000	2,690,815
Series 2021-5A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 03/31/2038	1,500,000	1,488,158

Series 2021-6A, Class ER, 9.67% (3 mo. Term SOFR + 6.00%), 01/15/2038	5,000,000	4,924,340
Series 2022-3A, Class D1R2, 6.48% (3 mo. Term SOFR + 2.80%), 04/20/2039	3,000,000	2,982,477
Series 2022-5A, Class ER, 10.77% (3 mo. Term SOFR + 7.10%), 10/15/2037	2,400,000	2,399,532
Series 2023-1A, Class ER, 9.43% (3 mo. Term SOFR + 5.75%), 07/20/2037	1,000,000	989,051
Series 2023-4A, Class D1R, 6.37% (3 mo. Term SOFR + 2.70%), 10/25/2038	3,000,000	3,003,786
Series 2024-1A, Class DR, 6.92% (3 mo. Term SOFR + 3.25%), 04/15/2039	4,950,000	4,959,603
Series 2024-7A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2037	3,000,000	2,994,891
CIFC Funding Ltd.
Series 2014-2RA, Class ER, 10.91% (3 mo. Term SOFR + 7.24%), 10/24/2037	7,000,000	6,986,833
Series 2014-5A, Class ER3, 11.18% (3 mo. Term SOFR + 7.50%), 07/17/2037	3,500,000	3,463,743
Series 2019-1A, Class D1R2, 6.73% (3 mo. Term SOFR + 3.05%), 10/20/2037	5,000,000	4,994,055
Series 2019-3A, Class D1R2, 6.43% (3 mo. Term SOFR + 2.75%), 01/16/2038	2,730,000	2,738,690
Series 2019-5A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 10/15/2038	7,000,000	7,032,158
Series 2020-4A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 01/15/2040	500,000	501,453
Series 2021-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/25/2037	710,000	711,181
Series 2021-4A, Class DR, 6.62% (3 mo. Term SOFR + 2.95%), 07/23/2037	1,088,000	1,089,540
Series 2021-5A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 01/15/2038	5,000,000	5,014,380
Series 2021-6A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 07/15/2039	5,000,000	5,005,000
Series 2021-6A, Class ER, 9.02% (3 mo. Term SOFR + 5.35%), 07/15/2039	2,500,000	2,506,337
Series 2022-2A, Class DR, 6.23% (3 mo. Term SOFR + 2.55%), 04/19/2035	3,000,000	2,962,977
Elmwood CLO Ltd.
Series 2020-3A, Class D1RR, 6.78% (3 mo. Term SOFR + 3.10%), 07/18/2037	4,250,000	4,257,080
Series 2021-3A, Class DR2, 6.73% (3 mo. Term SOFR + 3.05%), 07/20/2038	4,000,000	4,031,576
Series 2021-3A, Class ER2, 9.63% (3 mo. Term SOFR + 5.95%), 07/20/2038	4,000,000	4,024,828
Series 2022-5A, Class ERR, 9.48% (3 mo. Term SOFR + 5.80%), 07/17/2037	4,000,000	3,968,716
Series 2022-6A, Class D1R2, 6.38% (3 mo. Term SOFR + 2.70%), 10/17/2038	5,000,000	5,033,985
Series 2023-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.80%), 04/17/2038	3,540,000	3,558,351
Series 2023-2A, Class D1R2, 6.33% (3 mo. Term SOFR + 2.65%), 07/16/2039	5,000,000	5,009,825
Series 2023-3A, Class D1R, 6.43% (3 mo. Term SOFR + 2.75%), 01/17/2038	1,000,000	1,001,705
Flatiron CLO Ltd., Series 2020-1A, Class D1R2, 6.29% (3 mo. Term SOFR + 2.65%), 11/20/2038	1,500,000	1,506,404
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D1R2, 6.63% (3 mo. Term SOFR + 2.95%), 07/20/2038	2,500,000	2,499,863
KKR CLO Trust
Series 2022-41A, Class D, 6.92% (3 mo. Term SOFR + 3.25%), 04/15/2035	1,000,000	970,765
Series 2024-60A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 01/15/2038	5,000,000	5,027,935
Series 35A, Class ER, 8.58% (3 mo. Term SOFR + 4.90%), 01/20/2038	2,500,000	2,175,000
Series 37A, Class D1R, 6.63% (3 mo. Term SOFR + 2.95%), 04/20/2038	7,000,000	6,870,374
Series 37A, Class ER, 9.43% (3 mo. Term SOFR + 5.75%), 04/20/2038	3,000,000	2,642,100
Madison Park Funding Ltd.
Series 2018-27A, Class D1R, 6.53% (3 mo. Term SOFR + 2.85%), 04/20/2038	4,000,000	3,963,408
Series 2018-27A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 04/20/2038	3,500,000	3,430,473
Series 2018-28A, Class ER, 10.02% (3 mo. Term SOFR + 6.35%), 01/15/2038	4,500,000	4,098,375
Series 2019-34A, Class D1RR, 7.03% (3 mo. Term SOFR + 3.35%), 10/16/2037	5,000,000	4,916,590
Series 2020-47A, Class ER, 10.33% (3 mo. Term SOFR + 6.65%), 04/19/2037	2,000,000	1,812,800
Series 2022-54A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/21/2037	4,000,000	4,004,224
Series 2022-54A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/21/2037	2,500,000	2,300,565
Series 2026-74A, Class D1, 6.40% (3 mo. Term SOFR + 2.70%), 07/23/2039	7,500,000	7,508,280
Magnetite CLO Ltd.
Series 2016-17A, Class D1R3, 6.24% (3 mo. Term SOFR + 2.60%), 07/25/2039	3,000,000	3,003,000
Series 2021-29A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 07/15/2037	3,000,000	3,008,487
Series 2021-30A, Class ER, 9.02% (3 mo. Term SOFR + 5.35%), 10/25/2037	3,000,000	3,008,493
Series 2023-36A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 07/25/2038	7,000,000	7,045,871
Neuberger Berman CLO Ltd.
Series 2017-16SA, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2039	4,500,000	4,504,676
Series 2018-30A, Class D1R2, 6.48% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,750,000	5,779,555
Series 2019-31A, Class D1R2, 6.38% (3 mo. Term SOFR + 2.70%), 01/20/2039	4,000,000	4,018,468
Series 2021-43A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 07/17/2036	1,170,000	1,161,693
Series 2021-46A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 01/20/2037	2,000,000	1,969,876
Oaktree CLO Ltd.
Series 2019-2A, Class DR, 10.86% (3 mo. Term SOFR + 7.19%), 10/15/2037	3,500,000	3,479,651
Series 2022-3A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/15/2037	2,000,000	2,005,198

Series 2023-2A, Class D1R, 6.73% (3 mo. Term SOFR + 3.05%), 07/20/2038	3,500,000	3,510,759
OCP CLO Ltd.
Series 2015-10A, Class D1R3, 6.52% (3 mo. Term SOFR + 2.85%), 01/26/2038	5,000,000	5,017,050
Series 2015-9A, Class D1R3, 6.17% (3 mo. Term SOFR + 2.50%), 01/15/2037	3,250,000	3,256,305
Series 2015-9A, Class ER3, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2037	2,000,000	1,977,952
Series 2016-11A, Class D1R3, 6.52% (3 mo. Term SOFR + 2.85%), 07/26/2038	2,000,000	2,009,790
Series 2021-22A, Class D1R, 6.68% (3 mo. Term SOFR + 3.00%), 10/20/2037	1,000,000	996,297
Series 2022-25A, Class ER, 9.53% (3 mo. Term SOFR + 5.85%), 07/20/2037	5,000,000	5,013,750
Octagon Credit Investors LLC, Series 2024-3A, Class E, 9.57% (3 mo. Term SOFR + 5.90%), 07/24/2037	4,000,000	3,953,424
Octagon Investment Partners Ltd.
Series 2016-1A, Class DR2, 6.98% (3 mo. Term SOFR + 3.30%), 07/18/2039	3,000,000	2,974,665
Series 2016-1A, Class ER2, 10.85% (3 mo. Term SOFR + 7.17%), 07/18/2039	3,000,000	2,855,100
Series 2019-3A, Class ERR, 11.20% (3 mo. Term SOFR + 7.53%), 07/15/2037	2,000,000	2,007,458
Series 2020-3A, Class DAR2, 6.82% (3 mo. Term SOFR + 3.15%), 01/15/2039	4,000,000	4,010,204
Series 2021-1A, Class D1R, 6.43% (3 mo. Term SOFR + 2.75%), 03/20/2038	1,000,000	1,006,609
Series 2022-1A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 01/23/2038	5,500,000	5,364,524
Series 2024-4A, Class E, 9.97% (3 mo. Term SOFR + 6.30%), 10/23/2037	3,500,000	3,517,412
OHA Credit Funding
Series 2018-1A, Class D1R, 7.28% (3 mo. Term SOFR + 3.60%), 04/20/2037	4,000,000	4,008,384
Series 2019-2A, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 01/21/2038	3,000,000	3,004,083
Series 2020-5A, Class ER, 9.08% (3 mo. Term SOFR + 5.40%), 10/18/2037	1,000,000	1,002,870
Series 2020-7A, Class D1R2, 6.38% (3 mo. Term SOFR + 2.70%), 07/19/2038	2,750,000	2,754,367
Series 2021-10RA, Class D1, 6.38% (3 mo. Term SOFR + 2.70%), 07/18/2038	2,000,000	2,005,340
Series 2021-8A, Class D1R, 6.33% (3 mo. Term SOFR + 2.65%), 01/20/2038	4,500,000	4,504,982
Series 2022-12RA, Class D, 6.43% (3 mo. Term SOFR + 2.75%), 07/20/2037	5,000,000	5,016,770
OHA Credit Partners Ltd. Series 2017-14A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 07/21/2037	4,000,000	4,011,800
Series 2024-17A, Class D1, 6.53% (3 mo. Term SOFR + 2.85%), 01/18/2038	1,000,000	1,001,691
OHA Loan Funding Ltd.
Series 2015-1A, Class D1R4, 6.33% (3 mo. Term SOFR + 2.65%), 10/19/2038	2,750,000	2,754,598
Series 2016-1A, Class D1R2, 6.73% (3 mo. Term SOFR + 3.05%), 07/20/2037	4,500,000	4,513,572
Palmer Square CLO Ltd.
Series 2018-2A, Class CR, 7.58% (3 mo. Term SOFR + 3.90%), 04/16/2037	5,000,000	4,947,980
Series 2021-2A, Class DR1, 6.57% (3 mo. Term SOFR + 2.90%), 02/15/2038	1,000,000	1,002,575
Series 2021-3A, Class ER, 9.12% (3 mo. Term SOFR + 5.45%), 10/15/2038	3,400,000	3,407,874
Series 2021-4A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 07/15/2038	6,000,000	6,015,966
Series 2021-4A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2038	5,605,000	5,566,550
Series 2022-1A, Class ER, 8.88% (3 mo. Term SOFR + 5.20%), 10/20/2038	4,250,000	4,224,453
Series 2023-1A, Class D1R, 6.33% (3 mo. Term SOFR + 2.65%), 01/20/2038	2,495,000	2,497,777
Series 2023-4A, Class D1R, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2037	6,200,000	6,225,587
Palmer Square Loan Funding Ltd., Series 2026-1A, Class C, 6.09% (3 mo. Term SOFR + 2.40%), 07/15/2034	2,000,000	2,002,618
Point Au Roche Park CLO, Series 2021-1A, Class D1R, 6.13% (3 mo. Term SOFR + 2.45%), 01/20/2039	2,700,000	2,603,767
Rad CLO, Series 2023-19A, Class D1R, 7.03% (3 mo. Term SOFR + 3.35%), 03/20/2038	6,000,000	6,042,780
Regatta Funding Ltd.
Series 2018-1A, Class D1R, 6.83% (3 mo. Term SOFR + 3.15%), 07/17/2037	875,000	876,020
Series 2018-1A, Class ER, 10.43% (3 mo. Term SOFR + 6.75%), 07/17/2037	5,000,000	4,951,800
Series 2021-5A, Class D1R, 6.48% (3 mo. Term SOFR + 2.80%), 01/20/2038	6,300,000	6,311,397
Series 2023-1A, Class D1R, 6.62% (3 mo. Term SOFR + 2.95%), 07/15/2038	7,000,000	6,999,524
Series 2023-1A, Class ER, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2038	2,500,000	2,445,552
RR Ltd.
Series 2018-5AR, Class C1R2, 6.27% (3 mo. Term SOFR + 2.65%), 07/15/2039	4,000,000	4,004,860
Series 2018-5AR, Class DR2, 8.87% (3 mo. Term SOFR + 5.25%), 07/15/2039	2,500,000	2,504,912
Series 2019-7A, Class D1B, 10.17% (3 mo. Term SOFR + 6.50%), 01/15/2037	4,750,000	4,694,012
Series 2021-14A, Class C, 6.83% (3 mo. Term SOFR + 3.16%), 04/15/2036	2,000,000	1,989,714
Series 2024-36RA, Class C1R, 6.42% (3 mo. Term SOFR + 2.75%), 01/15/2040	720,000	722,847
Series 2026-45A, Class C1, 6.24% (3 mo. Term SOFR + 2.60%), 07/15/2041	3,500,000	3,502,625
Sixth Street CLO
Series 2021-18A, Class D1R, 6.38% (3 mo. Term SOFR + 2.70%), 10/17/2038	4,500,000	4,517,429
Series 2021-20A, Class D1R, 6.63% (3 mo. Term SOFR + 2.95%), 07/17/2038	6,000,000	5,947,986
Series 2024-26A, Class D1, 6.58% (3 mo. Term SOFR + 2.90%), 10/18/2037	4,000,000	4,014,288

TICP CLO Ltd., Series 2018-12A, Class ER2, 8.73% (3 mo. Term SOFR + 5.05%), 01/17/2039	5,400,000		5,405,130
TRESTLES CLO LLC, Series 2023-6A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 04/25/2038	2,000,000		2,002,078
Wellman Park CLO Ltd., Series 2021-1A, Class D1R, 6.72% (3 mo. Term SOFR + 3.05%), 07/15/2037	2,500,000		2,416,895
			530,050,594

Jersey – 9.4%
AGL CLO Ltd.
Series 2022-21A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/21/2037	4,500,000		3,969,720
Series 2023-24A, Class ER, 10.51% (3 mo. Term SOFR + 6.84%), 03/31/2038	2,650,000		2,563,727
Series 2024-30RA, Class D, 7.12% (3 mo. Term SOFR + 3.45%), 04/21/2037	3,000,000		3,000,150
Apidos CLO, Series 2022-41A, Class ER, 9.33% (3 mo. Term SOFR + 5.65%), 10/20/2037	2,000,000		2,006,760
ARES CLO
Series 2023-ALF4A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 10/15/2038	3,000,000		2,953,005
Series 2024-69A, Class E, 10.17% (3 mo. Term SOFR + 6.50%), 04/15/2036	2,000,000		1,865,400
Bain Capital Credit CLO, Series 2023-1A, Class D1R, 6.88% (3 mo. Term SOFR + 3.20%), 07/16/2038	2,000,000		2,014,558
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.62% (3 mo. Term SOFR + 5.95%), 07/15/2037	4,000,000		3,541,524
Brookhaven Park CLO Ltd.
Series 2024-1A, Class D, 7.28% (3 mo. Term SOFR + 3.60%), 04/19/2037	1,500,000		1,500,075
Series 2024-1A, Class D1R, 6.38% (3 mo. Term SOFR + 2.75%), 04/19/2039	3,000,000		3,003,000
Captree Park CLO Ltd.
Series 2024-1A, Class D, 6.93% (3 mo. Term SOFR + 3.25%), 07/20/2037	2,400,000		2,405,335
Series 2024-1A, Class E, 9.68% (3 mo. Term SOFR + 6.00%), 07/20/2037	3,600,000		3,476,833
Dryden Senior Loan Fund, Series 2022-108A, Class D1R, 6.78% (3 mo. Term SOFR + 3.10%), 07/18/2037	800,000		799,103
Goldentree Loan Opportunities Ltd.
Series 2022-14A, Class DR, 6.68% (3 mo. Term SOFR + 3.00%), 07/20/2037	2,800,000		2,808,557
Series 2024-20A, Class DR, 6.24% (3 mo. Term SOFR + 2.60%), 04/20/2039	5,000,000		5,005,000
Series 2024-20A, Class ER, 8.89% (3 mo. Term SOFR + 5.25%), 04/20/2039	3,000,000		3,007,605
Series 2024-21A, Class D, 6.73% (3 mo. Term SOFR + 3.05%), 07/20/2037	1,000,000		1,002,700
Golub Capital Partners CLO Ltd., Series 2023-66A, Class DR, 6.67% (3 mo. Term SOFR + 3.00%), 07/25/2038	1,000,000		997,952
Invesco CLO Ltd.
Series 2023-1A, Class ER, 10.56% (3 mo. Term SOFR + 6.90%), 04/22/2037	1,000,000		993,964
Series 2024-3A, Class D, 7.23% (3 mo. Term SOFR + 3.55%), 07/20/2037	1,400,000		1,400,070
KKR CLO Trust, Series 48A, Class ER, 9.77% (3 mo. Term SOFR + 6.09%), 10/20/2038	2,500,000		2,507,025
OCP CLO Ltd.
Series 2024-32A, Class D1R, 6.23% (3 mo. Term SOFR + 2.60%), 07/23/2039	3,000,000		3,003,000
Series 2024-37A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 10/15/2037	2,000,000		2,007,344
Regatta Funding Ltd., Series 2024-1A, Class E, 10.17% (3 mo. Term SOFR + 6.50%), 04/26/2037	2,000,000		2,000,100
Series 2024-1AR, Class D1R, 6.38% (3 mo. Term SOFR + 2.75%), 07/26/2039	5,000,000		5,009,825
			62,842,332

United States - 1.5%
Clover CLO, Series 2018-1A, Class D1RR, 7.13% (3 mo. Term SOFR + 3.45%), 04/20/2037	3,030,000		2,980,820
Flatiron CLO Ltd., Series 2023-1A, Class DR, 6.38% (3 mo. Term SOFR + 2.70%), 04/17/2036	4,000,000		4,005,308
Green Lakes Park CLO LLC, Series 2025-1A, Class D1RR, 6.17% (3 mo. Term SOFR + 2.50%), 01/25/2038	3,000,000		2,906,958
			9,893,086
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $614,383,099)			606,737,971

TOTAL INVESTMENTS - 90.8% (Cost $614,383,099)			606,737,971
Money Market Deposit Account - 14.0% (d)			93,482,129
Liabilities in Excess of Other Assets - (4.8)%		(0.04801)	(32,077,363)
TOTAL NET ASSETS - 100.0%			$ 668,142,737

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC – Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $606,737,971 or 90.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2026 was 3.36%.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Eldridge BBB-B CLO ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Collateralized Loan Obligations	$ –	$ 606,737,971	$ –	$ 606,737,971
Total Investments in Securities	$ –	$ 606,737,971	$ –	$ 606,737,971

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended May 31, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.